SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of short-term investments [abstract]
Schedule of Short-term Investments
	December 31,
	2019	2018
	U.S. Dollars in thousands

Fair value through other comprehensive income	$12,832	$10,325
Bank deposits in USD (1)	18,413	22,174
Total Short-Term Investments	$31,245	$32,499

(1)	The deposits bear interest of 2.5%-3.3% and 2.6%-3.5% per year, as of December 31, 2019 and 2018, respectively.